Property and Equipment, Net - Additional Information (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Property Plant And Equipment [Abstract]
Depreciation expense	$ 0.9	$ 0.8